Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Value Fund - Fidelity Series International Value Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(7.48%)
Annual Return 2015	1.05%
Annual Return 2016	(1.57%)
Annual Return 2017	20.43%
Annual Return 2018	(16.35%)
Annual Return 2019	19.83%
Annual Return 2020	4.89%
Annual Return 2021	16.38%
Annual Return 2022	(7.21%)
Annual Return 2023	20.33%